ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
Unaudited		May 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)
MUNICIPAL SECURITIES 98.8%
Alabama 1.8%
Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08 (1)	1,000	1,023
Health Care Auth. of Baptist Health, 5.00%, 11/15/18	750	764
Jefferson County Sewer, 5.50%, 2/1/40
(Prerefunded 2/1/11) (2)(3)	1,500	1,623
		3,410
Alaska 1.4%
Alaska International Airport, 5.00%, 10/1/13 (1)(4)	1,000	1,052
Anchorage, GO, 5.00%, 3/1/20 (1)	1,500	1,569
		2,621
Arizona 2.5%
Arizona HFA, Blood Systems, 5.00%, 4/1/18	680	692
Arizona School Fac. Board, 5.50%, 7/1/13
(Prerefunded 7/1/11) (3)	2,000	2,161
Salt River Agricultural Improvement & Power Dist.
5.25%, 1/1/15	1,000	1,070
Tempe IDA, Friendship Village, 5.375%, 12/1/13	750	748
		4,671
Arkansas 0.3%
Univ. of Arkansas, 5.00%, 11/1/26 (1)	500	517
		517
California 7.4%
California, Economic Recovery, 5.00%, 7/1/23 (Tender 7/1/07)	825	837
California, Economic Recovery, GO, 5.25%, 1/1/11	1,000	1,063
California, Economic Recovery, GO, 5.25%, 7/1/12	500	538
California, GO, 5.00%, 2/1/11	750	787
California, GO, 5.00%, 11/1/12 (Prerefunded 11/1/11) (3)	165	175
California, GO, 5.00%, 11/1/12	85	89
California, GO, 5.00%, 3/1/14	1,800	1,911
California, GO, 5.50%, 11/1/33	500	540
California Dept. of Water Resources, Power Supply
5.25%, 5/1/09 (1)	1,500	1,567
California Dept. of Water Resources, Power Supply
5.50%, 5/1/11	2,000	2,145
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (5)	1,000	1,093
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/20	650	669
California Public Works Board, Mental Health, Coalinga
5.00%, 6/1/08	1,000	1,024
San Diego Unified School Dist., 5.00%, 7/1/16 (1)	1,300	1,395
		13,833
Colorado 0.3%
Colorado HFA, Evangelical Lutheran, 5.00%, 6/1/16	500	512
		512
Connecticut 1.9%
Connecticut, GO, 5.25%, 6/15/13 (Prerefunded 6/15/09) (2)(3)	1,850	1,947
Mohegan Tribe Indians Gaming Auth., Public Improvement
5.00%, 1/1/08	200	203
Mohegan Tribe Indians Gaming Auth., Public Improvement
5.50%, 1/1/13	560	591
Univ. of Connecticut, Student Fee, 5.25%, 11/15/16 (2)	740	797
		3,538
Delaware 2.1%
Delaware Transportation Auth., 5.00%, 7/1/08 (1)	1,500	1,540
Sussex County, Cadbury Lewes, 5.90%, 1/1/26	385	393
Wilmington, GO, 5.375%, 6/1/16 (2)	1,925	2,066
		3,999
District of Columbia 1.4%
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/12 (2)(4)	1,000	1,078
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/18 (1)(4)	1,350	1,434
		2,512
Florida 9.2%
Broward County, GO, 5.00%, 1/1/25	1,250	1,298
Broward County, GO, 5.25%, 1/1/18	720	763
Broward County, GO, 5.25%, 1/1/21	1,000	1,053
Florida, Ed. Lottery, 5.50%, 7/1/13 (2)	1,200	1,284
Florida Board of Ed., GO, 5.125%, 6/1/13	1,500	1,567
Florida Board of Ed., GO, 5.25%, 6/1/14	1,250	1,337
Florida Dept. of Environmental Protection, 5.25%, 7/1/14 (2)	750	807
Florida Dept. of Natural Resources, Documentary Stamp Tax
5.50%, 7/1/07 (6)	1,200	1,224
Highlands County HFA, Adventist Health, 5.00%, 11/15/18	1,600	1,635
Highlands County HFA, Adventist Health, 5.00%, 11/15/29
(Tender 11/16/09)	1,000	1,031
Hillsborough County Aviation Auth., 5.25%, 10/1/09 (1)(4)	1,055	1,099
Hillsborough County School Dist., Sales Tax, 5.00%, 10/1/20 (5)	750	788
Orange County, 5.00%, 1/1/14 (2)	750	794
Paseo Community Dev. Dist., 5.00%, 2/1/11	475	479
Reedy Creek Improvement Dist., GO, 5.375%, 6/1/15 (5)	1,250	1,333
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	670	673
		17,165
Georgia 4.4%
Atlanta Airport, 5.00%, 1/1/27 (6)	1,400	1,443
Cobb County Hosp. Auth., Wellstar Health System, RAC
5.25%, 4/1/17 (5)	1,080	1,161
Cobb-Marietta Water Auth., 5.50%, 11/1/14	765	841
Fulton County, Water & Sewer, 5.00%, 1/1/21 (2)	1,180	1,231
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.75%, 11/1/14 (Prerefunded 11/1/09) (3)	3,000	3,227
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/34	250	261
		8,164
Hawaii 1.0%
Hawaii, GO, 6.00%, 3/1/07 (6)	1,805	1,836
		1,836
Illinois 4.6%
Chicago, GO, 5.50%, 1/1/09 (1)	500	521
Chicago Park District, GO, 5.75%, 1/1/16
(Prerefunded 1/1/11) (2)(3)	845	915
Chicago Park District, GO, 5.75%, 1/1/16 (2)	155	167
Chicago Water, 5.50%, 11/1/18 (Prerefunded 11/1/11) (3)(5)	1,500	1,625
Illinois, GO, 5.50%, 8/1/16 (1)	750	812
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	400	414
Illinois Highway Auth., 5.00%, 1/1/18 (6)	1,500	1,580
Metropolitan Pier & Expo Auth., McCormick Place Expansion
5.375%, 12/15/18 (2)	2,500	2,633
		8,667
Indiana 0.1%
Saint Joseph County, Holy Cross Village of Notre Dame
6.00%, 5/15/26	250	261
		261
Kansas 0.9%
Johnson County Union School Dist. #233, GO, 5.00%, 9/1/10 (2)	1,290	1,354
Wyandotte County Unified Government., 4.75%, 12/1/16	115	117
Wyandotte County Unified Government, 5.00%, 12/1/20	185	189
		1,660
Louisiana 0.4%
Louisiana, GO, 5.00%, 8/1/18 (1)	750	787
		787
Maryland 5.7%
Anne Arundel County, GO, 5.00%, 3/1/17	2,000	2,128
Baltimore Convention Center Hotel, 5.00%, 9/1/16	355	355
Maryland Economic Dev. Corp., Aviation Administration
5.50%, 6/1/13 (4)(6)	2,000	2,167
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.625%, 12/1/22	375	399
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27	400	427
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/14	500	525
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/16	1,200	1,265
Montgomery County, GO, 5.25%, 10/1/14	1,200	1,290
Northeast Maryland Waste Disposal Auth., Solid Waste
5.50%, 4/1/11 (4)(5)	1,135	1,208
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/09	850	880
		10,644
Massachusetts 1.8%
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (3)	800	864
Massachusetts, 5.75%, 9/1/14 (Prerefunded 9/1/09) (3)	2,000	2,142
Massachusetts Water Pollution Abatement Trust
6.00%, 8/1/15 (Prerefunded 8/1/09) (3)	280	302
		3,308
Michigan 1.6%
Detroit City School Dist., 5.50%, 5/1/18
(Prerefunded 5/1/12) (3)(6)	750	815
Detroit City School Dist., Building & Site Improvement, GO
5.00%, 5/1/08 (2)	500	512
Michigan Municipal Bond Auth., Clean Water, 5.00%, 10/1/22	1,000	1,051
Wayne County Charter Airport, 5.25%, 12/1/11 (1)(4)	500	518
		2,896
Minnesota 0.6%
Minneapolis-St. Paul Metropolitan Airport Commission
5.50%, 1/1/17 (2)	1,000	1,063
		1,063
Missouri 0.6%
St. Louis Municipal Fin. Corp., City Justice Center
5.375%, 2/15/14 (5)	1,115	1,196
		1,196
Nevada 1.9%
Clark County, GO, 5.50%, 6/1/16 (2)	1,200	1,292
Clark County School Dist., GO, 5.00%, 6/15/16 (6)	1,170	1,233
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	700	735
Nevada Dept. of Business & Industry, Las Ventanas
6.75%, 11/15/23	200	205
		3,465
New Jersey 2.6%
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 3/1/15	1,000	1,078
New Jersey Health Care Fac. Fin. Auth., Children’s Specialized
Hospital, 5.00%, 7/1/14	600	610
New Jersey Transportation Trust Fund Auth., 5.75%, 6/15/11 (7)	2,400	2,621
New Jersey Transportation Trust Fund Auth., Capital
Appreciation, Zero Coupon, 12/15/29 (6)	1,000	315
New Jersey Transportation Trust Fund Auth., Capital
Appreciation, Zero Coupon, 12/15/31 (2)	1,000	284
		4,908
New Mexico 0.6%
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	1,000	1,037
		1,037
New York 11.0%
Albany Parking Auth., 5.25%, 10/15/12	430	448
Dormitory Auth. of the State of New York, Mental Health
Services, 5.00%, 2/15/19 (2)	1,500	1,572
Dormitory Auth. of the State of New York, Mount Sinai NYU
Health, 5.00%, 7/1/11	300	303
Dormitory Auth. of the State of New York, Personal Income Tax
5.00%, 3/15/20 (6)	500	524
Dormitory Auth. of the State of New York, State Univ.
5.25%, 7/1/19 (1)	1,000	1,078
New York City, GO, 5.00%, 4/1/20	2,000	2,071
New York City, GO, 5.00%, 8/1/21	1,500	1,550
New York City, GO, 5.25%, 8/1/11	2,000	2,127
New York City Housing Dev. Corp., HUD Capital Funding
Program, 5.00%, 7/1/19 (2)	500	523
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	600	629
New York City IDA, Terminal One Group, 5.00%, 1/1/12 (4)	1,475	1,525
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (4)	500	528
New York City IDA, IDRB, American Airlines, 7.625%, 8/1/25 (4)	450	500
New York City Transitional Fin. Auth., 5.00%, 11/1/14	2,000	2,137
Tobacco Settlement Fin. Corp., 5.00%, 6/1/07	1,000	1,012
Tobacco Settlement Fin. Corp., 5.50%, 6/1/16	1,500	1,597
Tobacco Settlement Fin. Corp., 5.50%, 6/1/19 (2)	1,750	1,896
TSASC, Tobacco Settlement, 5.75%, 7/15/32
(Prerefunded 7/15/12) (3)	500	553
		20,573
North Carolina 1.3%
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/12	1,200	1,282
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	1,000	1,070
		2,352
Ohio 1.4%
Cuyahoga County Hosp., Cleveland Clinic Health
6.00%, 1/1/32	1,250	1,372
Ohio Air Quality Dev. Auth., Ohio Edison, 3.35%, 6/1/33
(Tender 6/1/06)	1,250	1,250
		2,622
Oklahoma 1.0%
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	500	511
Oklahoma Transportation Auth., 5.25%, 1/1/16 (5)	1,285	1,369
		1,880
Oregon 1.5%
Oregon DOT, 5.50%, 11/15/14 (Prerefunded 11/15/12) (3)	1,330	1,453
Portland Sewer, 5.00%, 6/15/12 (1)	1,345	1,428
		2,881
Pennsylvania 1.3%
Pennsylvania, GO, 5.00%, 7/1/13 (2)	1,000	1,067
Pennsylvania Intergovernmental Cooperative Auth.
5.25%, 6/15/13 (2)	750	779
Philadelphia Auth. for Ind. Dev., Philadelphia Airport
5.25%, 7/1/08 (2)(4)	610	628
		2,474
Puerto Rico 2.8%
Government Dev. Bank for Puerto Rico, GO, 5.00%, 12/1/08	1,000	1,022
Puerto Rico Infrastructure Fin Auth., Excise Taxes
5.50%, 7/1/16 (5)	1,750	1,945
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12) (3)	2,000	2,168
		5,135
Rhode Island 0.1%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	200	218
		218
South Carolina 2.9%
Charleston Water & Sewer, 5.125%, 1/1/13	500	536
South Carolina, School Fac., GO, 5.75%, 1/1/08	995	1,028
South Carolina Public Service Auth., 5.50%, 1/1/12 (6)	2,500	2,709
South Carolina Transportation Infrastructure Bank
5.50%, 10/1/12 (Prerefunded 10/1/09) (3)(5)	1,040	1,107
		5,380
Tennessee 0.4%
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (1)(4)	700	766
		766
Texas 11.3%
Austin, Public Improvement, GO, 5.00%, 9/1/17 (1)	1,500	1,582
Austin, Water & Waste, 5.00%, 5/15/21 (1)	1,750	1,825
Harris County Health Fac. Dev. Corp., Texas Children’s Hosp.
5.375%, 10/1/12	1,345	1,405
Houston, GO, 5.375%, 3/1/12 (Prerefunded 3/1/11) (3)(6)	1,800	1,920
Houston Water & Sewer System, 5.00%, 11/15/16 (6)	1,500	1,597
Lower Colorado River Auth., 5.75%, 5/15/11 (6)	2,000	2,123
Lower Colorado River Auth., 5.875%, 5/15/14 (6)	1,750	1,863
North East Independent School Dist., GO, 6.00%, 2/1/16
(Prerefunded 2/1/10) (3)	1,200	1,292
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	400	432
San Antonio, 5.00%, 8/1/10 (7)	25	26
San Antonio, 5.50%, 2/1/19 (Prerefunded 2/1/12) (3)	10	11
San Antonio, GO, 5.00%, 8/1/10	1,475	1,543
San Antonio, GO, 5.50%, 2/1/19	990	1,063
Tarrant County Health Fac. Dev. Corp., Texas Health Resources
5.75%, 2/15/10 (1)	2,500	2,620
Texas A&M Univ., 5.00%, 5/15/25	1,200	1,243
Texas Dept. of Housing & Community Affairs, Single-Family
5.75%, 3/1/10 (1)	570	583
		21,128
Utah 0.1%
Utah Housing Fin. Agency, Single-Family, 6.00%, 7/1/10 (4)	100	100
		100
Virgin Islands 0.3%
Virgin Islands PFA, 5.25%, 10/1/20	500	519
		519
Virginia 7.7%
Arlington County, Public Improvement, GO, 5.00%, 5/15/17	700	746
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/13
(Prerefunded 7/1/11) (3)	1,000	1,085
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) (4)	250	274
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	500	538
Fairfax County, Public Improvement, GO, 5.25%, 4/1/13	1,300	1,410
Fairfax County, Sewer, 5.00%, 7/15/27	1,045	1,084
Leesburg, Public Improvement, GO, 5.50%, 1/15/11 (2)	1,145	1,231
Loudoun County IDA, Loudoun Hosp. Center, 6.10%, 6/1/32
(Prerefunded 6/1/12) (3)	500	561
Pocahontas Parkway Assoc., 5.50%, 8/15/28	300	310
Portsmouth, Public Improvement, GO, 5.50%, 6/1/14
(Prerefunded 6/1/08) (2)(3)	865	896
Portsmouth, Public Improvement, GO, 5.50%, 6/1/14 (2)	335	346
Virginia Biotechnology Research Park Auth., 5.25%, 9/1/12	1,705	1,816
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.00%, 9/1/16	1,750	1,855
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.50%, 9/1/14 (Prerefunded 9/1/10) (3)	2,070	2,215
		14,367
Washington 0.3%
Washington Health Care Fac. Auth., Virginia Mason Medical
Center, 6.00%, 8/15/08 (1)	500	523
		523
Wisconsin 0.3%
Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/11	600	636
		636

Total Municipal Securities (Cost $181,649)		184,224

Total Investments in Securities
98.8% of Net Assets (Cost $181,649)		$184,224

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by MBIA Insurance Corp.
(2)	Insured by Financial Guaranty Insurance Company
(3)	Prerefunded date is used in determining portfolio maturity
(4)	Interest subject to alternative minimum tax
(5)	Insured by AMBAC Assurance Corp.
(6)	Insured by Financial Security Assurance Inc.
(7)	Escrowed to maturity
DOT	Department of Transportation
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
RAC	Revenue Anticipation Certificate

The accompanying notes are integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
Unaudited	May 31, 2006
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $181,649,000. Net unrealized gain aggregated $2,575,000 at period-end, of which $3,367,000 related to appreciated investments and $792,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2006